Summary of Information About Share Options Exercisable and Outstanding (Detail)	Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	1,524,677
Share options exercisable, weighted average exercise price	$ 22.88
Share options outstanding, number of shares | shares	875,083
Share options outstanding, weighted average exercise price	$ 27.04
$7.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 7.10
Share options exercisable, number of shares | shares	10,600
Share options exercisable, weighted average exercise price	$ 7.10
Share options outstanding, number of shares | shares	10,600
Share options outstanding, weighted average exercise price	$ 7.10
$9.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 9.70
Share options exercisable, number of shares | shares	306,666
Share options exercisable, weighted average exercise price	$ 9.70
Share options outstanding, number of shares | shares	74,735
Share options outstanding, weighted average exercise price	$ 9.70
$9.75 - $12.23
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	13,750
Share options exercisable, weighted average exercise price	$ 11.55
Share options outstanding, number of shares | shares	2,500
Share options outstanding, weighted average exercise price	$ 12.23
$9.75 - $12.23 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	9.75
$9.75 - $12.23 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	12.23
$14.17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 14.17
Share options exercisable, number of shares | shares	219,742
Share options exercisable, weighted average exercise price	$ 14.17
Share options outstanding, number of shares | shares	103,843
Share options outstanding, weighted average exercise price	$ 14.17
$16.97
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 16.97
Share options exercisable, number of shares | shares	47,410
Share options exercisable, weighted average exercise price	$ 16.97
Share options outstanding, number of shares | shares	47,410
Share options outstanding, weighted average exercise price	$ 16.97
$22.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 22.95
Share options exercisable, number of shares | shares	242,972
Share options exercisable, weighted average exercise price	$ 22.95
$27.68 - $28.26
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	209,140
Share options exercisable, weighted average exercise price	$ 28.12
Share options outstanding, number of shares | shares	208,890
Share options outstanding, weighted average exercise price	$ 28.12
$27.68 - $28.26 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	27.68
$27.68 - $28.26 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 28.26
$28.54 - $31.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share options exercisable, number of shares | shares	114,715
Share options exercisable, weighted average exercise price	$ 28.78
Share options outstanding, number of shares | shares	114,715
Share options outstanding, weighted average exercise price	$ 28.78
$28.54 - $31.34 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	28.54
$28.54 - $31.34 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	31.34
$34.14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 34.14
Share options exercisable, number of shares | shares	190,019
Share options exercisable, weighted average exercise price	$ 34.14
Share options outstanding, number of shares | shares	142,727
Share options outstanding, weighted average exercise price	$ 34.14
$38.36
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of per share exercise price	$ 38.36
Share options exercisable, number of shares | shares	169,663
Share options exercisable, weighted average exercise price	$ 38.36
Share options outstanding, number of shares | shares	169,663
Share options outstanding, weighted average exercise price	$ 38.36